Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended																		6 Months Ended				12 Months Ended
	Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Income Statement [Abstract]
Revenues	$ 38,429	[1]	$ 52,148	[2]	$ 72,077	$ 81,494	$ 83,958	[1]	$ 102,111	[2]	$ 130,929	$ 102,316	$ 82,724	$ 70,578	$ 63,975	$ 53,158	$ 37,560	$ 24,277	$ 90,577	[1]	$ 186,069	[1]	$ 339,640	[3]	$ 386,547	[3],[4]	$ 178,970	[4]
Cost of goods sold (including depreciation, depletion and amortization)	38,968	[1]	52,724	[2]			63,698	[1]	68,639	[2]									91,692	[1]	132,337	[1]	261,371	[3]	225,984	[3],[4]	95,884	[4]
Gross profit (loss)	(539)	[1]	(576)	[2]	9,443	15,094	20,260	[1]	33,472	[2]	48,610	46,676	38,865	26,412	26,704	21,289	19,736	15,357	(1,115)	[1]	53,732	[1]	78,269	[3]	160,563	[3],[4]	83,086	[4]
Operating costs and expenses:
General and administrative expenses	6,053	[1]	14,361	[2]			6,835	[1]	6,596	[2]									20,414	[1]	13,431	[1]	24,890	[3]	26,451	[3],[4]	19,096	[4]
Impairments and other expenses	102	[1]	33,747	[2]	1,941	23,718	0	[1]	0	[2]									33,849	[1]	0	[1]	25,659	[3]	0	[3],[4]	47	[4]
Accretion of asset retirement obligations	92	[1]	88	[2]			84	[1]	83	[2]									180	[1]	167	[1]	336	[3]	246	[3],[4]	228	[4]
Other operating income																							(12,310)	[3]	0	[3],[4]	0	[4]
Income (loss) from operations	(6,786)	[1]	(48,772)	[2]	14,784	(15,224)	13,341	[1]	26,793	[2]	41,415	40,401	32,120	19,930	20,883	15,690	15,151	11,991	(55,558)	[1]	40,134	[1]	39,694	[3]	133,866	[3],[4]	63,715	[4]
Other income (expense):
Interest expense	(3,972)	[1]	(3,581)	[2]			(2,984)	[1]	(3,317)	[2]									(7,553)	[1]	(6,301)	[1]	(13,903)	[3]	(9,946)	[3],[4]	(3,671)	[4]
Net income (loss)	(10,758)	[1]	(52,353)	[2]	$ 10,620	$ (18,662)	10,357	[1]	23,476	[2]	$ 38,305	$ 37,290	$ 29,805	$ 18,520	$ 19,513	$ 14,417	$ 14,437	$ 11,677	(63,111)	[1]	33,833	[1]	25,791	[3]	123,920	[3],[4]	60,044	[4]
(Income) loss attributable to non-controlling interest	20	[1]	23	[2]			2	[1]	(169)	[2]									43	[1]	(167)	[1]	(145)	[3]	(955)	[3],[4]	(274)	[4]
Net income (loss) attributable to Hi-Crush Partners LP	$ (10,738)	[1]	$ (52,330)	[2]			$ 10,359	[1]	$ 23,307	[2]									$ (63,068)	[1]	$ 33,666	[1]	$ 25,646	[3]	$ 122,965	[3],[4]	$ 59,770	[4]
Earnings (loss) per limited partner unit:
Basic (usd per share)	$ (0.26)		$ (1.39)		$ 0.30	$ (0.49)	$ 0.31		$ 0.61		$ 0.85	$ 0.86	$ 0.77	$ 0.49	$ 0.63	$ 0.52	$ 0.53	$ 0.40	$ (1.57)		$ 0.92		$ 0.73		$ 3.09		$ 2.08
Diluted (usd per share)	$ (0.26)		$ (1.39)				$ 0.31		$ 0.60										$ (1.57)		$ 0.91		$ 0.73		$ 3.00		$ 2.08

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[4]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.